Deferred income tax assets and liabilities - Schedule of Net Movement on the Deferred Tax Account (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets and liabilities [abstract]
Opening balance as of April 1	€ 26,398	€ 11,010
Acquisition of subsidiaries	(1,834)	(309)
Disposal of subsidiaries	(128)	0
Recognized in income statement	3,846	16,174
Recognized in other comprehensive income	(95)	(570)	€ 108
Exchange differences	(1,040)	93
Closing balance as of March 31	€ 27,147	€ 26,398	€ 11,010